22 Financial instruments - risk management	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial instruments - risk management
22	Financial instruments – risk management

The Group is exposed through its operations to the following financial risks:

·	Credit risk

·	Foreign exchange risk

·	Liquidity risk

In common with all other businesses, the Group is exposed to risks that arise from its use of financial instruments. This note describes the Group’s objectives, policies and processes for managing those risks and the methods used to measure them. The Board does not believe that its risk exposure to financial instruments, its objectives, policies and processes for managing those risks or the methods used to measure them from previous periods unless otherwise stated in this note has changed in the past year.

Principal financial instruments

The principal financial instruments used by the Group, from which financial instrument risk arises, are as follows:

·	Trade and other receivables

·	Cash and cash equivalents

·	Trade and other payables

·	Accruals

·	Loans and borrowings

·	Derivative financial liability

A summary of the financial instruments held by category is provided below:

Financial assets – amortised cost

	2019 £’000	2018 £’000	2017 £’000
Cash and cash equivalents	10,928	2,343	13,204
Trade receivables	22	89	2,232
Other receivables	2,625	469	465
Total financial assets	13,575	2,901	15,901

Financial liabilities – amortised cost

	2019 £’000	2018 £’000	2017 £’000
Trade payables	725	286	2,271
Other payables	13	–	1,141
Accruals	1,765	1,025	3,090
Borrowings	6,082	1,252	6,546
Total financial liabilities – amortised cost	8,585	2,563	13,048

Financial liabilities – fair value through profit and loss – current

	2019 £’000	2018 £’000	2017 £’000
Equity settled derivative financial liability	664	–	–

General objectives, policies and processes

The Board has overall responsibility for the determination of the Group’s risk management objectives and policies and, whilst retaining ultimate responsibility for them, it has delegated the authority for designing and operating processes that ensure the effective implementation of the objectives and policies to the Group’s management.

The overall objective of the Board is to set policies that seek to reduce risk as far as possible without unduly affecting the Group’s competitiveness and flexibility. Further details regarding these policies are set out below:

Fair value hierarchy

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

·	Level 1: quoted (unadjusted) prices in active markets for identical assets and liabilities;

·	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

·	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The fair value of the Group’s derivative financial liability is measured at fair value on a recurring basis. The following table gives information about how the fair value of this financial liability is determined, additional disclosure is given in note 21:

Financial liabilities	Fair value as at 31/12/2 019	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£664,000	Level 3	Monte Carlo simulation model	Volatility rate of 78.4% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 5.68 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate between a range of 0.59% and 1.69 % determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 78.3% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 2.0 and 2.9 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate between a range of 0.0% and 0.26 % determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Financial liabilities	Fair value as at 31/12/2 018	Fair value hierarchy	Valuation technique (s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 42.5% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 7.6 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate between a range of 0.0% and 1.14% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Financial liabilities	Fair value as at 31/12/2 017	Fair value hierarchy	Valuation technique (s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 42.5% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 8.6 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate between a range of 0.0% and 1.14% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Changing the unobservable risk free rate input to the valuation model by 10% higher while all other variables were held constant, would not impact the carrying amount of shares (2018: nil, 2017: nil).

There were no transfers between Level 1 and 2 in the period.

The financial liability measured at fair value on Level 3 fair value measurement represents consideration relating to warrants issued in October 2019 as part of a Registered Direct offering and also a business combination. In 2018 and 2017 this only related to consideration relating to a business combination.

Credit risk

Credit risk is the risk of financial loss to the Group if a development partner or a counterparty to a financial instrument fails to meet its contractual obligations. The Group is mainly exposed to credit risk from amounts due from collaborative partners which is deemed to be low.

Credit risk also arises from cash and cash equivalents and deposits with banks and financial institutions. For banks and financial institutions, only independently rated parties with high credit status are accepted.

The Group does not enter into derivatives to manage credit risk.

The consolidated entity recognises a loss allowance for expected credit losses on financial assets which are either measured at amortised cost or fair value through other comprehensive income. The measurement of the loss allowance depends upon the consolidated entity’s assessment at the end of each reporting period as to whether the financial instrument’s credit risk has increased significantly since initial recognition, based on reasonable and supportable information that is available, without undue cost or effort to obtain.

Where there has not been a significant increase in exposure to credit risk since initial recognition, a 12-month expected credit loss allowance is estimated. This represents a portion of the asset’s lifetime expected credit losses that is attributable to a default event that is possible within the next 12 months. Where a financial asset has become credit impaired or where it is determined that credit risk has increased significantly, the loss allowance is based on the asset’s lifetime expected credit losses. The amount of expected credit loss recognised is measured on the basis of the probability weighted present value of anticipated cash shortfalls over the life of the instrument discounted at the original effective interest rate. For financial assets measured at fair value through other comprehensive income, the loss allowance is recognised within other comprehensive income. In all other cases, the loss allowance is recognised in profit or loss.

Quantitative disclosures of the credit risk exposure in relation to financial assets are set out in note 15. This includes details regarding trade and other receivables, which are neither past due nor impaired.

The total exposure to credit risk of the Group is equal to the total value of the financial assets held at each year end as noted above.

Cash in bank

The Group is continually reviewing the credit risk associated with holding money on deposit in banks and seeks to mitigate this risk by holding deposits with banks with high credit status.

Foreign exchange risk

Foreign exchange risk arises because the Group has a material operation located in Bilbao, Spain, whose functional currency is not the same as the functional currency of the Group. The Group’s net assets arising from the overseas operation is exposed to currency risk resulting in gains or losses on retranslation into sterling. Given the levels of materiality, the Group does not hedge its net investments in overseas operations as the cost of doing so is disproportionate to the exposure.

Foreign exchange risk also arises when individual Group entities enter into transactions denominated in a currency other than their functional currency; the Group’s transactions outside the UK to the US, Europe and Australia drive foreign exchange movements where suppliers invoice in currency other than sterling. These transactions are not hedged because the cost of doing so is disproportionate to the risk.

The table below shows analysis of the Pounds Sterling equivalent of year-end cash and cash equivalent balances by currency:

	2019 £’000	2018 £’000	2017 £’000
Cash and cash equivalents:
Pounds Sterling	3,153	457	6,116
US Dollar	2,021	1,421	5,362
Euro	5,750	459	1,632
Other	4	6	94
Total	10,928	2,343	13,204

The table below shows the foreign currency exposure that gives rise to net currency gains and losses recognised in the consolidated statement of comprehensive income. Such exposures comprise the net monetary assets and monetary liabilities of the Group that are not denominated in the functional currency of the relevant Group entity. As at 31 December, these exposures were as follows:

	2019 £’000	2018 £’000	2017 £’000
Net Foreign Currency Assets/(Liabilities):
US Dollar	2,021	1,421	4,459
Euro	1,460	552	(362)
Other	7	8	95
Total	3,488	1,981	4,192

Foreign currency sensitivity analysis

The most significant currencies in which the Group transacts, other than Pounds Sterling, are the US Dollar and the Euro. The Group also trades in other currencies in small amounts as necessary.

The following table details the Group’s sensitivity to a 10% change in year-end exchange rates, which the Group feels is the maximum likely change in rate based upon recent currency movements, in the key foreign currency exchange rates against Pounds Sterling:

Year ended 31 December 2019	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	202	54	–
Total equity	202	31	1

Year ended 31 December 2018	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	–	168	–
Total equity	142	168	–

Year ended 31 December 2017	US Dollar £’000	Euro £’000	Other £’000
Loss before tax	307	(89)	–
Total equity	307	(89)	–

The sale of the Midatech Pharma US, Inc. operation prior to 31 December 2018 resulted in there not being any US Dollar denominated assets or liabilities to report on other than a US Dollar cash balance held by Midatech Pharma PLC. In management’s opinion, the sensitivity analysis for the year ended 31 December 2018 is unrepresentative of the inherent foreign exchange risk as the year-end exposure does not reflect the exposure during the year.

Liquidity risk

Liquidity risk arises from the Group’s management of working capital. It is the risk that the Group will encounter difficulty in meeting its financial obligations as they fall due. It is the Group’s aim to settle balances as they become due.

In February 2019, the Company completed a Subscription, Placing and Open Offer which raised £13.4m before costs. In October 2019, the Company completed a Registered Direct Offering which raised £2.4m before costs. We have prepared cash flow forecasts and considered the cash flow requirement for the Company for the next five years including the period twelve months from the date of approval of the consolidated financial information. These forecasts show that further financing will be required during the course of the next four months assuming, inter alia, that all development programs and other operating activities continue as currently planned. This requirement for additional financing in the short term represents a material uncertainty that raises substantial doubt about our ability to continue as a going concern. In addition, the global spread of the pandemic COVID-19 virus places increased uncertainty over our forecasts. The restrictions placed and being placed on the movement of people will likely cause delays to some of our plans. The scale of the impact of COVID-19 is evolving and it is difficult to assess to what extent, and for how long, it will cause delays to our operations. We have established a COVID-19 task force internally to monitor the impact of COVID-19 on our business and prioritize activities to minimize its effect.

In addition to utilizing the existing cash reserves, as part of our ongoing strategic review, we and our advisors are evaluating a number of near-term funding options potentially available to us, including fundraising, the partnering of assets and technologies or the sale of the Company. Therefore, after considering the uncertainties, we consider it is appropriate to continue to adopt the going concern basis in preparing the financial information. Our ability to continue as a going concern is dependent upon our ability to obtain additional capital and/or dispose of assets, for which there can be no assurance we will be able to do on a timely basis, on favourable terms or at all.

The following table sets out the contractual maturities (representing undiscounted contractual cash-flows) of financial liabilities:

2019	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	2,503	–	–	–	–
Bank loans	–	–	–	–	–
Lease liabilities	79	165	317	735	–
Government research loans	–	272	238	2,851	3,317
Total	2,582	437	555	3,586	3,317

2018	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	1,311	–	–	–	–
Bank loans	3	2	–	–	–
Finance lease	22	65	79	117	–
Government research loans	44	240	406	414	–
Total	1,380	307	485	531	–

2017	Up to 3 months £’000	Between 3 and 12 months £’000	Between 1 and 2 years £’000	Between 2 and 5 years £’000	Over 5 years £’000
Trade and other payables	6,502	–	–	–	–
Bank loans	120	359	2,201	3,926	–
Finance lease	16	25	30	–	–
Government research loans	43	268	467	545	47
Total	6,681	649	2,698	4,471	47

More details with regard to the line items above are included in the respective notes:

·	Trade and other payables – note 18

·	Borrowings – note 19

As a result of the Strategic Review undertaken in March 2020 as disclosed in note 33 the Group intends to repay the Government Research loans during 2020.

Capital risk management

 The Group monitors capital which comprises all components of equity (i.e. share capital, share premium, foreign exchange reserve and accumulated deficit).

The Group’s objectives when maintaining capital are:

·	to safeguard the entity’s ability to continue as a going concern; and

·	to have sufficient resource to take development projects forward towards commercialisation.

The Group continues to incur substantial operating expenses. Until the Group generates positive net cash inflows from the commercialisation of its products it remains dependent upon additional funding through the injection of equity capital and government funding. The Group may not be able to generate positive net cash inflows in the future or to attract such additional required funding at all, or on suitable terms. In such circumstances the development programmes may be delayed or cancelled, and business operations cut back.

The Group seeks to reduce this risk by keeping a tight control on expenditure, avoiding long term supplier contracts (other than clinical trials), prioritising development spend on products closest to potential revenue generation, obtaining government grants (where applicable), maintaining a focussed portfolio of products under development and keeping shareholders informed of progress.

There have been no changes to the Group’s objectives, policies and processes for managing capital and what the Group manages as capital, unless otherwise stated in this note, since the previous year.